Summary of Significant Accounting Policies and Basis of Presentation, Recently Adopted/ Issued Accounting Pronouncements (Details) - USD ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Recently Adopted/ Issued Accounting Pronouncements [Abstract]
Operating ROU assets	[1]	$ 43,724	$ 0
Prepaid expenses and other current assets		2,670	3,277
Current portion of operating lease liabilities	[2]	9,177	0
Long-term operating lease liabilities	[3]	37,224	0
Finance lease, ROU assets		1,998
Finance lease, lease liabilities		2,044
Other long-term liabilities		5,749	$ 5,717
ASU 2016-02 [Member]
Recently Adopted/ Issued Accounting Pronouncements [Abstract]
Operating ROU assets		44,400
Prepaid expenses and other current assets		(1,200)
Current portion of operating lease liabilities		8,000
Long-term operating lease liabilities		38,000
Finance lease, ROU assets		2,500
Finance lease, lease liabilities		2,500
Other long-term liabilities		$ 2,800

[1]	Includes related party operating lease right-of-use assets, net of $13,077 at December 31, 2022
[2]	Includes related party current portion of operating lease liabilities of $1,836 at December 31, 2022
[3]	Includes related party long-term operating lease liabilities of $11,631 at December 31, 2022